(Loss) Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Loss) Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders (Details) [Line Items]
(Loss) profit for the year		$ (4,844,498)	$ 864,037	$ 761,340
Less: (Loss) income attributable to non-controlling interests		(6,733)	11,703	(288)
(Loss) profit for the year attributable to shareholders		$ (4,837,765)	$ 852,334	$ 761,628
Basic weighted-average number of shares outstanding (in Shares)		33,796,259	37,877,099
Basic (loss) earnings per share attributable to shareholders (in Dollars per share)	[1]	$ (0.14)	$ 0.02	$ 0.02
Diluted weighted-average number of shares outstanding (in Shares)		33,796,259	37,877,099
Diluted (loss) earnings per share attributable to shareholders (in Dollars per share)	[1]	$ (0.14)	$ 0.02	$ 0.02
As Revised [Member]
(Loss) Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders (Details) [Line Items]
(Loss) profit for the year				$ 761,340	$ 362,860
Less: (Loss) income attributable to non-controlling interests				(288)
(Loss) profit for the year attributable to shareholders				$ 761,628
Basic weighted-average number of shares outstanding (in Shares)				30,674,250
Basic (loss) earnings per share attributable to shareholders (in Dollars per share)				$ 0.02
Diluted weighted-average number of shares outstanding (in Shares)				32,690,039
Diluted (loss) earnings per share attributable to shareholders (in Dollars per share)				$ 0.02

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.